EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expense, net	R$ (38,299,992)	R$ (37,965,172)	R$ (34,303,953)
Cost of sales	(31,990,696)	(33,475,189)	(31,054,016)
Selling expenses	(5,453,297)	(3,729,089)	(2,575,818)
General and administrative expenses	(855,999)	(760,894)	(674,119)
Total	(38,299,992)	(37,965,172)	(34,303,953)
Raw Materials And Inputs [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(13,883,091)	(12,732,273)	(14,572,337)
Outsourcing Material [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,086,404)	(5,104,273)	(3,265,627)
Labor Cost [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(4,954,714)	(4,268,241)	(3,320,234)
Supplies [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,822,094)	(3,735,873)	(3,501,649)
Maintenance Cost Services And Materials [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(950,420)	(578,514)	(916,646)
Outsourcing Services [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,069,469)	(2,905,888)	(2,178,589)
Freights [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(5,762,086)	(4,185,360)	(2,826,821)
Depreciation Amortization And Depletion [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,690,677)	(3,291,149)	(2,792,845)
Others One [Member]
IfrsStatementLineItems [Line Items]
Expense, net	R$ (1,081,037)	R$ (1,163,601)	R$ (929,205)